UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-21478

Name of Registrant:	Vanguard CMT Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2006

Item 1:	Schedule of Investments

Vanguard Market Liquidity Fund
Schedule of Investments
May 31, 2006

	Yield*	Maturity Date	Face Amount ($000)	Market Value ($000)

Commercial Paper (38.4%)

Bank Holding Company (0.4%)
State Street Corp.	5.029%	6/23/06	79,000	78,759

Finance—Auto (1.3%)
DaimlerChrysler Rev. Auto Conduit LLC 1	5.380%	6/12/06	8,102	8,089
DaimlerChrysler Rev. Auto Conduit LLC 1	5.040%-5.042%	6/15/06	27,545	27,503
DaimlerChrysler Rev. Auto Conduit LLC 1	4.988%	6/20/06	22,998	22,938
DaimlerChrysler Rev. Auto Conduit LLC 1	4.948%	6/26/06	131,206	130,760
DaimlerChrysler Rev. Auto Conduit LLC 1	5.059%	6/28/06	44,500	44,332
DaimlerChrysler Rev. Auto Conduit LLC 2	5.073%	7/26/06	35,000	34,732

				268,354

Finance—Other (12.3%)
American Express Credit Corp.	5.021%	6/19/06	95,000	94,763
American Express Credit Corp.	5.049%	7/6/06	21,000	20,898
Cafco, LLC	5.009%	6/12/06 (1)	20,000	19,970
Cafco, LLC	5.032%	6/20/06 (1)	22,500	22,441
Cafco, LLC	5.034%	6/23/06 (1)	17,850	17,795
Cafco, LLC	5.083%	7/25/06 (1)	15,000	14,887
Ciesco LLC	5.024%	6/21/06 (1)	20,000	19,945
Ciesco LLC	5.070%	7/6/06 (1)	15,000	14,927
CRC Funding, LLC	4.986%	6/16/06 (1)	23,000	22,953
CRC Funding, LLC	5.034%	6/21/06 (1)	35,000	34,903
CRC Funding, LLC	5.034%	6/22/06 (1)	9,250	9,223
CRC Funding, LLC	5.048%	6/28/06 (1)	23,000	22,914
CRC Funding, LLC	5.071%	7/5/06 (1)	75,000	74,644
CRC Funding, LLC	5.071%	7/6/06 (1)	30,000	29,853
General Electric Capital Corp.	4.991%	6/27/06	155,000	154,446
GovCo Inc.	5.018%	6/26/06 (1)	75,000	74,741
GovCo Inc.	5.029%	6/27/06 (1)	12,500	12,455
IXIS Commercial Paper Corp.	5.023%	6/19/06 (1)	100,000	99,750
KFW International Finance Inc.	5.008%	6/26/06 (1)	390,000	388,653
KFW International Finance Inc.	4.982%	6/28/06 (1)	52,000	51,807
Liberty Street Funding Corp.	5.020%	6/2/06 (1)	15,000	14,998
Liberty Street Funding Corp.	5.032%	6/12/06 (1)	32,500	32,450
Liberty Street Funding Corp.	5.030%	6/13/06 (1)	50,246	50,162
Liberty Street Funding Corp.	5.016%-5.035%	6/15/06 (1)	101,761	101,563
Liberty Street Funding Corp.	5.034%	6/19/06 (1)	20,000	19,950
Liberty Street Funding Corp.	5.029%-5.041%	6/22/06 (1)	84,500	84,253
Liberty Street Funding Corp.	5.002%	6/26/06 (1)	40,343	40,204
Liberty Street Funding Corp.	5.003%	6/28/06 (1)	27,238	27,137
Liberty Street Funding Corp.	4.995%	6/29/06 (1)	74,650	74,363
Old Line Funding Corp. LLC	4.917%	6/5/06 (1)	10,000	9,995
Old Line Funding Corp. LLC	4.917%-4.922%	6/6/06 (1)	33,922	33,899
Old Line Funding Corp. LLC	4.973%-5.027%	6/12/06 (1)	83,930	83,803
Old Line Funding Corp. LLC	4.960%-5.031%	6/15/06 (1)	122,711	122,472
Old Line Funding Corp. LLC	5.021%-5.036%	6/16/06 (1)	31,649	31,583
Old Line Funding Corp. LLC	5.037%-5.045%	6/19/06 (1)	61,589	61,435
Old Line Funding Corp. LLC	5.024%	6/20/06 (1)	10,000	9,974
Old Line Funding Corp. LLC	5.035%	6/22/06 (1)	18,000	17,947
Old Line Funding Corp. LLC	5.060%-5.076%	7/5/06 (1)	74,251	73,898
Old Line Funding Corp. LLC	5.059%-5.060%	7/6/06 (1)	31,500	31,346
Park Avenue Receivables Co., LLC	5.032%-5.033%	6/13/06 (1)	27,200	27,155
Park Avenue Receivables Co., LLC	5.030%	6/14/06 (1)	15,000	14,973
Preferred Receivables Funding Co.	5.001%	6/2/06 (1)	101,439	101,425
Preferred Receivables Funding Co.	5.032%	6/12/06 (1)	50,451	50,374
Preferred Receivables Funding Co.	5.033%	6/13/06 (1)	40,419	40,352
Variable Funding Capital Corp.	5.027%	6/12/06 (1)	68,000	67,896
Variable Funding Capital Corp.	5.023%	6/14/06 (1)	10,000	9,982
Variable Funding Capital Corp.	5.040%	6/21/06 (1)	75,000	74,791
Yorktown Capital LLC	5.040%	6/13/06 (1)	24,700	24,659

				2,535,007

Foreign Banks (19.5%)
Abbey National NA LLC	5.001%	6/1/06	200,000	200,000
Abbey National NA LLC	4.891%	6/5/06	25,000	24,987
Abbey National NA LLC	5.015%	6/7/06	55,000	54,954
ANZ (Delaware) Inc.	4.931%	6/12/06	50,000	49,925
CBA (Delaware) Finance Inc.	5.007%	6/5/06	360,000	359,801
CBA (Delaware) Finance Inc.	5.022%	6/15/06	25,000	24,951
CBA (Delaware) Finance Inc.	5.009%	6/22/06	19,250	19,194
CBA (Delaware) Finance Inc.	5.010%	6/23/06	25,000	24,924
CBA (Delaware) Finance Inc.	5.057%	7/6/06	30,000	29,854
Danske Corp.	5.024%	6/19/06 (1)	14,000	13,965
Danske Corp.	5.015%-5.023%	6/22/06 (1)	335,000	334,026
Danske Corp.	4.998%	6/27/06 (1)	105,000	104,624
Danske Corp.	5.074%	7/13/06 (1)	15,000	14,912
Dexia Delaware LLC	5.018%	6/19/06	50,000	49,875
Dexia Delaware LLC	5.043%	7/3/06	35,000	34,844
Dexia Delaware LLC	5.083%	7/25/06	11,800	11,711
European Investment Bank	4.988%	6/19/06	569,000	567,587
HBOS Treasury Services PLC	5.046%	6/29/06	50,000	49,805
HBOS Treasury Services PLC	4.941%	6/30/06	32,950	32,820
HBOS Treasury Services PLC	5.105%	7/27/06	150,000	148,824
ING (U.S.) Funding LLC	5.025%	6/22/06	29,500	29,414
ING (U.S.) Funding LLC	5.000%	6/23/06	25,900	25,821
ING (U.S.) Funding LLC	5.009%-5.018%	6/26/06	67,803	67,569
ING (U.S.) Funding LLC	5.051%	7/3/06	45,000	44,800
Lloyds TSB Bank PLC	5.019%	6/19/06	40,000	39,900
National Australia Funding (Delaware)	5.024%	6/13/06 (1)	444,000	443,260
Nordea North America Inc.	5.032%	6/26/06	25,300	25,212
Nordea North America Inc.	4.995%	6/29/06	73,000	72,719
Nordea North America Inc.	5.048%	7/19/06	59,475	59,079
Rabobank USA Financial Corp.	5.001%	6/1/06	250,000	250,000
Rabobank USA Financial Corp.	5.020%	6/13/06	67,000	66,888
Rabobank USA Financial Corp.	5.038%	7/3/06	78,300	77,952
UBS Finance (Delaware), LLC	5.023%	6/19/06	50,000	49,875
UBS Finance (Delaware), LLC	5.031%	6/23/06	195,000	194,404
UBS Finance (Delaware), LLC	5.027%-5.034%	6/26/06	320,000	318,889
Westpac Banking Corp.	4.914%	6/9/06 (1)	34,746	34,708
Westpac Banking Corp.	5.064%	7/6/06 (1)	23,500	23,385
Westpac Trust Securities NZ Ltd.	4.951%	6/30/06 (1)	70,000	69,724

				4,045,182

Foreign Government (0.2%)
Caisse d'Amortissement de la Dette	4.978%	6/29/06	25,000	24,904
Export Development Corp.	5.032%	7/10/06	20,000	19,892

				44,796

Foreign Industrial (2.7%)
Nestle Capital Corp.	4.999%-5.000%	6/23/06 (1)	35,000	34,894
Nestle Capital Corp.	5.006%	6/26/06 (1)	15,000	14,948
Shell International Finance	5.022%	7/5/06	18,000	17,915
Siemens Capital Co. LLC	4.988%	6/29/06	20,000	19,923
Total Capital	4.992%-4.998%	6/5/06 (1)	473,600	473,338

				561,018

Industrial (2.0%)
General Electric Co.	5.023%	6/22/06	200,000	199,418
General Electric Co.	5.039%	6/27/06	220,000	219,204

				418,622

Total Commercial Paper
(Cost $7,951,738)				7,951,738

Certificates of Deposit (19.2%)

Certificates of Deposit—U.S. Banks (3.0%)
Branch Banking & Trust Co.	5.015%	6/15/06	35,000	35,000
Wells Fargo Bank, N.A	5.020%	6/12/06	65,000	65,000
Wells Fargo Bank, N.A	5.020%	6/20/06	20,000	20,000
Wells Fargo Bank, N.A	5.020%	6/26/06	350,000	350,000
Wells Fargo Bank, N.A	5.030%	6/27/06	150,000	150,000

				620,000

Yankee Certificates of Deposit—U.S. Branches (16.2%)
Abbey National Treasury Services, PLC (Stamford Branch)	5.050%	7/5/06	195,000	195,000
Bank of Montreal (Chicago Branch)	5.020%	6/19/06	274,000	274,000
Barclays Bank PLC (New York Branch)	4.960%	6/19/06	225,000	225,000
BNP Paribas (New York Branch)	5.070%	7/12/06	250,000	250,000
Canadian Imperial Bank of Commerce (New York Branch)	5.050%	7/5/06	100,000	100,000
Dexia Credit Local (New York Branch)	5.070%	7/10/06	300,000	300,000
Dexia Credit Local (New York Branch)	5.070%	7/10/06	195,000	195,000
Fortis Bank NV-SA (New York Branch)	5.010%	6/7/06	74,500	74,500
Fortis Bank NV-SA (New York Branch)	5.035%	6/26/06	250,000	250,000
HBOS Treasury Services PLC	5.000%	6/5/06	250,000	250,000
HSH Nordbank AG (New York Branch)	5.040%	6/12/06	50,000	50,000
HSH Nordbank AG (New York Branch)	5.040%	6/22/06	160,000	160,000
Landesbank Baden-Wuerttemberg (New York Branch)	5.060%	7/3/06	220,000	220,000
Royal Bank of Scotland PLC (New York Branch)	5.020%	6/23/06	442,000	442,000
Societe Generale (New York Branch)	5.040%	7/3/06	25,000	25,000
Svenska Handelsbanken, AB (New York Branch)	5.020%	6/8/06	125,000	125,000
Svenska Handelsbanken, AB (New York Branch)	5.020%	6/23/06	200,000	200,000
UBS AG (Stamford Branch)	5.020%	6/19/06	20,000	20,000

				3,355,500

Total Certificates of Deposit
(Cost $3,975,500)				3,975,500

Eurodollar Certificates of Deposit (10.2%)

ABN-AMRO Bank NV	5.030%	6/12/06	180,000	180,000
ABN-AMRO Bank NV	4.990%	6/29/06	147,000	146,999
Credit Agricole S.A	5.030%	6/12/06	250,000	250,000
Deutsche Bank	5.000%	6/27/06	100,000	99,999
Deutsche Bank	5.030%	6/27/06	75,000	75,000
Deutsche Bank	5.000%	6/29/06	88,000	87,998
Deutsche Bank	4.665%	7/13/06	48,000	47,976
ING Bank NV	4.955%	6/26/06	130,000	130,000
ING Bank NV	5.060%	7/5/06	130,000	130,000
Lloyds TSB Bank PLC	5.030%	6/12/06	240,000	240,000
Lloyds TSB Bank PLC	5.030%	6/21/06	300,000	300,000
Societe Generale	5.050%	6/19/06	25,000	25,000
Societe Generale	5.040%	6/23/06	160,000	160,000
Societe Generale	4.965%	6/29/06	51,000	51,000
Societe Generale	4.970%	6/29/06	150,000	150,000
Societe Generale	4.700%	7/27/06	50,000	49,964

Total Eurodollar Certificates of Deposit
(Cost $2,123,936)				2,123,936

Other Notes (2.7%)

Bank of America, N.A	4.950%	6/26/06	300,000	300,000
Bank of America, N.A	4.970%	6/26/06	140,000	140,000
Bank of America, N.A	5.000%	6/26/06	90,000	90,000
Bank of America, N.A	5.020%	6/26/06	20,000	20,000

Total Other Notes
(Cost $550,000)				550,000

Repurchase Agreements (29.4%)

Bank of America Securities, LLC
(Dated 5/31/06, Repurchase Value $1,099,153,000, collateralized by Federal Farm Credit Bank, 3.500%-5.150%, 9/7/06-7/23/24, Federal Farm Credit Bank Discount Note, 11/20/06-3/22/07, Federal Home Loan Bank, 3.000%-5.905%, 6/14/06-9/29/06, Federal Home Loan Mortgage Corp., 2.375% 6/14/06-9/29/06, Federal Home Loan Mortgage Corp., 2.375% Discount Note, 6/20/06-4/3/07, Federal National Mortgage Assn., 0.000%-7.170%, 6/15/06-6/1/17, Federal National Mortgage Assn. Discount Note, 6/1/06-3/1/07)	5.020%	6/1/06	1,099,000	1,099,000

Bank of America Securities, LLC
(Dated 5/31/06, Repurchase Value $156,022,000, collateralized by Federal Home Loan Mortgage Corp., 4.875%, 2/17/09, Federal Home Loan Mortgage Corp. Discount Note, 3/5/07-5/1/07, Federal National Mortgage Assn. Discount Note, 6/21/06)	5.030%	6/1/06	156,000	156,000

Barclays Capital Inc.
(Dated 5/31/06, Repurchase Value $827,115,000, collateralized by Federal Farm Credit Bank, 3.375%-5.410%, 7/15/08-4/17/36, Federal Home Loan Bank, 4.250%, 3/15/07, Federal Home Loan Bank Discount Note, 8/23/06, Federal Home Loan Mortgage Corp., 4.250%, 2/28/07, Federal Home Loan Mortgage Corp. Discount Note, 6/27/06-8/28/06, Federal National Mortgage Assn., 3.250%-7.125%, 3/15/07-5/15/29, Federal National Mortgage Assn. Discount Note, 10/25/06-3/12/07)	5.020%	6/1/06	827,000	827,000

Citigroup Global Markets, Inc.
(Dated 5/31/06, Repurchase Value $420,059,000, collateralized by Federal Farm Credit Bank Discount Note, 6/1/06, Federal Home Loan Bank, 4.750%-7.010%, 6/14/06- 8/3/18, Federal Home Loan Mortgage Corp., 0.000%-5.125%, 6/26/08-7/15/13, Federal National Mortgage Assn., 2.500%- 7.250%, 6/15/06-4/15/14, Federal National Mortgage Assn Discount Note, 7/19/06)	5.020%	6/1/06	420,000	420,000

Deutsche Bank Securities, Inc.
(Dated 5/31/06, Repurchase Value $1,182,165,000, collateralized by Federal Home Loan Bank, 3.375%-5.375%, 1/23/07-9/14/07, Federal Home Loan Bank Discount Note, 7/12/06, Federal Home Loan Mortgage Corp., 0.000%-7.000%, 3/15/10-12/11/25, Federal Home Loan Mortgage Corp. Discount Note, 11/14/06, Federal National Mortgage Assn., 2.500%-6.625%, 6/15/06-5/15/29)	5.020%	6/1/06	1,182,000	1,182,000

Greenwich Capital Markets, Inc.
(Dated 5/31/06, Repurchase Value $500,070,000, collateralized by Federal Home Loan Bank Discount Note, 6/23/06-7/28/06, Federal Home Loan Mortgage Corp., 0.000%, 11/29/19, Federal Home Loan Mortgage Corp. Discount Note, 1/31/07, Federal National Mortgage Assn., 0.000%, 6/1/17, Federal National Mortgage Assn. Discount Note, 8/30/06)	5.020%	6/1/06	500,000	500,000

Morgan Stanley & Co., Inc.
(Dated 5/31/06, Repurchase Value $1,064,843,000, collateralized by Federal Home Loan Bank, 2.170%-7.625%, 6/16/06-9/17/18)	5.020%	6/1/06	1,064,695	1,064,695

UBS Securities LLC
(Dated 5/31/06, Repurchase Value $846,118,000, collateralized by Federal Home Loan Bank Discount Note, 6/14/06-6/23/06, Federal Home Loan Mortgage Corp., 0.000%, 11/29/19, Federal Home Loan Mortgage Corp. Discount Note, 2/6/07-5/29/07, Federal National Mortgage Assn., 0.000%, 10/5/07-11/15/30, Federal National Mortgage Assn. Discount Note, 7/5/06-2/23/07)	5.020%	6/1/06	846,000	846,000

Total Repurchase Agreements
(Cost $6,094,695)				6,094,695

Total Investments (99.9%)
(Cost $20,695,869)				20,695,869

Other Assets and Liabilities-Net (0.1%)				28,763

Net Assets (100%)				20,724,632

*	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
(1)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31, 2006, the aggregate value of these securities was $3,826,684,000, representing 18.5% of net assets.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Municipal Cash Management Fund
Schedule of Investments
May 31, 2006

				Face	Market
		Maturity		Amount	Value
	Coupon	Date		($000)	($000)

Municipal Bonds (99.5%)

Alabama (1.2%)
Alabama Special Care Fac.
Financing Auth. VRDO	3.150%	6/7/06		25,400	25,400

Arizona (1.8%)
Arizona Health Fac. Auth. Rev.
(Banner Health) VRDO	3.150%	6/7/06	(3)	6,300	6,300
Arizona School Fac. Board Rev.
TOB PUT	3.450%	6/15/06	(2)*	5,385	5,385
McAllister Academic Village AZ
LLC Rev. (Arizona State Univ.)
VRDO	3.200%	6/7/06	(2)	10,000	10,000
Phoenix AZ Civic Improvement
Corp. Water System Rev. TOB
VRDO	3.510%	6/7/06	(1)*	4,480	4,480
Phoenix AZ Civic Improvement
Corp. Water System Rev. VRDO	3.230%	6/7/06	(1)	12,450	12,450

					38,615

California (1.2%)
Access To Loans For Learning
Student Loan Corp. California Rev.
Student Loan Program VRDO	3.460%	6/7/06	LOC	7,500	7,500
California Dept. of Water
Resources Water System Rev.
(Central Valley) TOB VRDO	3.510%	6/7/06	(4)*	7,640	7,640
California Statewide Community
Dev. Auth. Rev. (Salk Institute)
TOB VRDO	3.510%	6/7/06	(1)*	5,665	5,665
Vista CA USD GO TOB VRDO	3.510%	6/7/06	(4)*	4,400	4,400

					25,205

Colorado (2.1%)
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System
Inc.) VRDO	3.280%	6/7/06		12,740	12,740
Lowry Econ. Redev. Auth. Colorado
Rev. VRDO	3.210%	6/7/06	LOC	16,825	16,825
Lowry Econ. Redev. Auth. Colorado
Rev. VRDO	3.210%	6/7/06	LOC	14,135	14,135

					43,700

Connecticut (0.2%)
Connecticut Special Tax Obligation
Rev. (Transp. Infrastructure) VRDO	3.280%	6/7/06	(2)	4,000	4,000

Delaware (0.8%)
Univ. of Delaware Rev. VRDO	3.530%	6/1/06		16,685	16,685

District of Columbia (1.0%)
District of Columbia GO TOB
VRDO	3.510%	6/7/06	(2)*	6,120	6,120
District of Columbia GO VRDO	3.280%	6/7/06	(4)	15,370	15,370

					21,490

Florida (4.8%)
Broward County FL School Board
COP TOB VRDO	3.510%	6/7/06	(4)*	9,315	9,315
Miami-Dade County FL Water &
Sewer Rev. VRDO	3.490%	6/7/06	(4)	15,711	15,711
Orange County FL Health Fac.
Auth. Rev. (Orlando Regional
Healthcare) VRDO	3.590%	6/1/06	LOC	28,929	28,929
Orange County FL School Board
COP TOB VRDO	3.500%	6/7/06	(3)*	9,275	9,275
Orange County FL School Board
TOB VRDO	3.510%	6/7/06	(1)*	9,045	9,045
Orange County FL School Board
VRDO	3.550%	6/1/06	(1)	4,290	4,290
Orlando & Orange County FL
Expressway Auth. VRDO	3.430%	6/7/06	(4)	1,100	1,100
Orlando & Orange County FL
Expressway Auth. VRDO	3.440%	6/7/06	(2)	24,940	24,940

					102,605

Georgia (2.7%)
Athens-Clarke County GA Unified
Govt. Dev. Auth. Rev. (Univ. of
Georgia Athletic Assn.) VRDO	3.590%	6/1/06	LOC	10,000	10,000
Burke County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO	3.590%	6/1/06	(2)	9,585	9,585
Cobb County GA Hosp. Auth. Rev.
(Antic Ctfs Equipment Pool
Project) VRDO	3.490%	6/7/06	LOC	12,500	12,500
Fulton County GA Dev. Auth.
(Shepherd Center) VRDO	3.220%	6/7/06	LOC	10,000	10,000
Gwinnett County GA Hosp. Auth.
Rev. (Gwinnett Hosp. System Inc.)
VRDO	3.220%	6/7/06	LOC	5,000	5,000

Private Colleges & Univ. Auth. of
Georgia Rev. (Emory Univ.) VRDO	3.150%	6/7/06		10,025	10,025

					57,110

Illinois (6.1%)
Chicago IL GO VRDO	3.250%	6/7/06	(4)	20,000	20,000
Chicago IL Metro. Water
Reclamation Dist. GO VRDO	3.250%	6/7/06		18,100	18,100
Cook County IL GO VRDO	3.570%	6/7/06		27,700	27,700
Illinois Educ. Fac. Auth. Rev. (Adler
Planetarium) VRDO	3.310%	6/7/06	LOC	4,700	4,700
Illinois Finance Auth. Rev. (Univ. of
Chicago) VRDO	3.440%	6/7/06		9,800	9,800
Illinois GO TOB PUT	3.550%	6/22/06	(1)*	5,915	5,915
Illinois GO VRDO	3.310%	6/7/06		18,500	18,500
Illinois Health Fac. Auth. Rev.
(Univ. of Chicago Hosp. & Health
Systems) VRDO	3.570%	6/1/06	(1)	12,385	12,385
Illinois Regional Transp. Auth. Rev.
TOB VRDO	3.500%	6/7/06	(1)*	6,485	6,485
Schaumburg IL GO VRDO	3.470%	6/7/06		165	165
Univ. of Illinois Univ. Rev. Auxiliary
Fac. TOB VRDO	3.510%	6/7/06	(1)*	5,210	5,210

					128,960

Indiana (1.1%)
Indianapolis IN Local Public
Improvement Rev. VRDO	3.470%	6/7/06	(1)	24,450	24,450

Kentucky (0.5%)
Kentucky Econ. Dev. Finance Auth.
Hosp. Fac. Rev. (Baptist
Healthcare) VRDO	3.220%	6/7/06	(1)	10,000	10,000

Maryland (0.4%)
Montgomery County MD
Consolidated Public Improvement
CP	3.470%	6/7/06		8,400	8,400

Massachusetts (2.7%)
Massachusetts Bay Transp. Auth.
Rev. TOB VRDO	3.500%	6/7/06	*	10,000	10,000
Massachusetts Bay Transp. Auth.
Rev. TOB VRDO	3.510%	6/7/06	*	8,800	8,800
Massachusetts GO TOB VRDO	3.500%	6/7/06	(4)*	13,785	13,785
Massachusetts GO VRDO	3.520%	6/1/06		3,800	3,800
Massachusetts Health & Educ. Fac.
Auth. Rev. (Children's Hospital)
VRDO	3.520%	6/1/06	(2)	10,000	10,000

Massachusetts Health & Educ. Fac.
Auth. Rev. (Harvard Univ.) TOB
VRDO	3.510%	6/7/06	*	10,000	10,000

					56,385

Michigan (4.9%)
Detroit MI Water Supply System
VRDO	3.540%	6/7/06	(3)	14,855	14,855
Michigan Building Auth. Rev.
VRDO	3.460%	6/7/06		17,045	17,045
Michigan State Building Auth. TOB
VRDO	3.490%	6/7/06	(2)*	4,680	4,680
Univ. of Michigan Hosp. Rev.
(Medical Service Plan) VRDO	3.550%	6/1/06		12,700	12,700
Univ. of Michigan Hosp. Rev. VRDO	3.550%	6/1/06		4,005	4,005
Univ. of Michigan Hosp. Rev. VRDO	3.550%	6/1/06		23,640	23,640
Univ. of Michigan Hosp. Rev. VRDO	3.550%	6/1/06		27,900	27,900

					104,825

Mississippi (1.3%)
Mississippi Dev. Bank Special
Obligation Rev. VRDO	3.470%	6/7/06	(3)	5,000	5,000
Mississippi Dev. Bank Special
Obligation Rev. VRDO	3.500%	6/7/06		19,784	19,784
Mississippi GO TOB PUT	3.520%	7/13/06	(3)*	2,185	2,185

					26,969

Missouri (2.3%)
Bi-State Dev. Agency of the
Missouri-Illinois Metro. Dist. (St.
Clair County Metrolink Extension)
VRDO	3.200%	6/7/06	(4)	15,000	15,000
Curators of the Univ. of Missouri
System Fac. Rev. VRDO	3.560%	6/1/06		18,635	18,635
Missouri Health & Educ. Fac. Auth.
(Washington Univ.) VRDO	3.570%	6/1/06		6,600	6,600
Missouri Health & Educ. Fac. Auth.
Rev. (Washington Univ.) VRDO	3.570%	6/1/06		7,560	7,560

					47,795

Nebraska (2.3%)
American Public Energy Agency
Nebraska (National Public Gas
Agency) VRDO	3.440%	6/7/06		29,581	29,581
American Public Energy Agency
Nebraska (National Public Gas
Agency) VRDO	3.500%	6/7/06		7,770	7,770

Lincoln NE Lincoln Electric System
CP	3.600%	9/1/06		10,600	10,600

					47,951

Nevada (0.5%)
Clark County NV School Dist. GO
TOB VRDO	3.510%	6/7/06	(3)*	9,960	9,960

New Jersey (0.9%)
New Jersey Econ. Dev. Auth. Rev.
(School Fac.) TOB VRDO	3.500%	6/7/06	(2)*	13,740	13,740
New Jersey Transp. Trust Fund
Auth. Rev. TOB VRDO	3.500%	6/7/06	(2)*	5,000	5,000

					18,740

New York (10.7%)
Long Island NY Power Auth.
Electric System Rev. TOB VRDO	3.500%	6/7/06	(10)*	69,300	69,300
Metro. New York Transp. Auth. Rev.
(Transit Rev.) TOB VRDO	3.500%	6/7/06	(1)*	3,300	3,300
Metro. New York Transp. Auth. Rev.
TOB VRDO	3.500%	6/7/06	(3)*	6,000	6,000
Metro. New York Transp. Auth. Rev.
TOB VRDO	3.500%	6/7/06	(4)*	17,345	17,345
New York City NY GO TOB PUT	3.500%	6/15/06	(3)*	9,755	9,755
New York City NY GO TOB VRDO	3.500%	6/7/06	(1)*	10,975	10,975
New York City NY GO VRDO	3.200%	6/7/06	LOC	10,000	10,000
New York City NY Muni. Water
Finance Auth. Water & Sewer
System CP	3.450%	6/1/06		10,000	10,000
New York City NY Muni. Water
Finance Auth. Water & Sewer
System Rev. TOB VRDO	3.500%	6/7/06	*	2,500	2,500
New York City NY Muni. Water
Finance Auth. Water & Sewer
System Rev. TOB VRDO	3.500%	6/7/06	(2)*	7,260	7,260
New York City NY Transitional
Finance Auth. Rev. VRDO	3.550%	6/1/06		1,300	1,300
New York City NY Transitional
Finance Auth. Rev. VRDO	3.180%	6/7/06		11,160	11,160
New York City NY Transitional
Finance Auth. Rev. VRDO	3.220%	6/7/06		9,270	9,270
New York State Housing Finance
Agency Rev. (Personal Income Tax)
TOB VRDO	3.500%	6/7/06	(3)*	5,220	5,220
New York State Thruway Auth. Rev.
TOB VRDO	3.500%	6/7/06	(2)*	17,000	17,000
New York State Dormitory Auth.
Rev. TOB VRDO	3.500%	6/7/06	*	37,305	37,305

					227,690

North Carolina (5.0%)
Buncombe County NC Metro.
Sewerage Dist. VRDO	3.490%	6/7/06	(10)	18,000	18,000
Mecklenburg County NC GO VRDO	3.240%	6/7/06		400	400
Mecklenburg County NC GO VRDO	3.450%	6/7/06		25,600	25,600
North Carolina Medical Care
Comm. Health Care Fac. (Duke
Univ. Health System) VRDO	3.210%	6/7/06		56,580	56,580
Union County NC GO VRDO	3.440%	6/7/06		4,794	4,794

					105,374

Ohio (5.2%)
Akron OH Bath & Copley Joint
Township Hosp. Dist. Rev. (Summa
Health Systems) VRDO	3.480%	6/7/06	LOC	7,400	7,400
Clinton County OH Hosp. Rev.
(Kettering Medical Center) VRDO	3.230%	6/7/06	LOC	6,070	6,070
Clinton County OH Hosp. Rev.
(Memorial Hosp.) VRDO	3.460%	6/7/06	LOC	5,915	5,915
Cuyahoga County OH Hosp. Rev.
(Cleveland Clinic Foundation)
VRDO	3.610%	6/1/06		2,500	2,500
Franklin County OH Hosp. Rev.
(Children's Hosp.) VRDO	3.500%	6/7/06	(3)	37,655	37,655
Montgomery County OH Rev.
(Catholic Health Initiatives) VRDO	3.230%	6/7/06		11,915	11,915
Ohio Higher Educ. Fac. Comm.
Rev. (Oberlin College Project)
VRDO	3.200%	6/7/06		6,700	6,700
Ohio Higher Educ. GO TOB VRDO	3.510%	6/7/06	*	7,890	7,890
Ohio State Univ. General Receipts
Rev. VRDO	3.470%	6/7/06		5,200	5,200
Ohio Water Dev. Auth. PCR
(FirstEnergy) VRDO	3.580%	6/1/06	LOC	3,000	3,000
Ohio Water Dev. Auth. PCR
(FirstEnergy) VRDO	3.240%	6/7/06	LOC	12,000	12,000
Univ. of Cincinnati OH General
Receipts VRDO	3.470%	6/7/06	(2)	3,500	3,500

					109,745

Pennsylvania (10.7%)
Beaver County PA IDA PCR (First
Energy) VRDO	3.510%	6/1/06	LOC	4,000	4,000
Berks County PA GO VRDO	3.460%	6/7/06	(1)	8,000	8,000
Easton PA Area School Dist. VRDO	3.470%	6/7/06	(4)	12,000	12,000
Geisinger Health System Auth. of

Pennsylvania Rev. (Penn State
Geisinger Health System) VRDO	3.560%	6/1/06		100	100
Geisinger Health System Auth. of
Pennsylvania Rev. (Penn State
Geisinger Health System) VRDO	3.560%	6/1/06		22,000	22,000
Geisinger Health System Auth. of
Pennsylvania Rev. (Penn State
Geisinger Health System) VRDO	3.560%	6/1/06		3,650	3,650
Lancaster County PA Hosp. Auth.
Rev. (Masonic Homes) VRDO	3.240%	6/7/06	(2)	28,180	28,180
Manheim Township PA School Dist.
VRDO	3.480%	6/7/06	(4)	25,000	25,000
Montgomery County PA IDA PCR
(Presbytery Homes) VRDO	3.450%	6/7/06	LOC	20,500	20,500
Parkland PA School Dist. VRDO	3.470%	6/7/06	(4)	6,000	6,000
Philadelphia PA Hosp. & Higher
Educ. Fac. Auth. Rev. (Children's
Hosp. of Philadelphia) VRDO	3.520%	6/1/06		49,420	49,420
Philadelphia PA Hosp. & Higher
Educ. Fac. Auth. Rev. (Children's
Hosp. of Philadelphia) VRDO	3.520%	6/1/06	(1)	10,400	10,400
Philadelphia PA Hosp. & Higher
Educ. Fac. Auth. Rev. (Children's
Hosp. of Philadelphia) VRDO	3.520%	6/1/06		20,300	20,300
Southcentral Pennsylvania General
Auth. Rev. (Wellspan Health) VRDO	3.210%	6/7/06	(2)	8,400	8,400
Univ. of Pittsburgh of the
Commonwealth System of Higher
Educ. Pennsylvania (Univ. Capital
Project) VRDO	3.250%	6/7/06		9,000	9,000

					226,950

Puerto Rico (0.2%)
Puerto Rico Electric Power Auth.
Rev. TOB VRDO	3.460%	6/7/06	(4)*	5,000	5,000

South Carolina (0.2%)
South Carolina Public Service Auth.
Rev. TOB PUT	3.450%	6/15/06	(1)*	3,310	3,310
South Carolina Transp.
Infrastructure Rev. TOB VRDO	3.510%	6/7/06	(2)*	395	395

					3,705

Tennessee (7.0%)
Blount County TN Public Building
Auth. (Local Govt. Public
Improvement Bonds) VRDO	3.590%	6/1/06		17,900	17,900
Blount County TN Public Building
Auth. (Local Govt. Public

Improvement Bonds) VRDO	3.590%	6/1/06		29,000	29,000
Blount County TN Public Building
Auth. (Local Govt. Public
Improvement Bonds) VRDO	3.600%	6/1/06	(10)	13,400	13,400
Metro. Govt. of Nashville &
Davidson County TN Health &
Educ. Fac. (Vanderbilt Univ.) VRDO	3.450%	6/7/06		21,370	21,370
Montgomery County TN Public
Building Auth. Pooled Financial
Rev. (Tennessee County Loan
Pool) VRDO	3.580%	6/1/06	LOC	2,500	2,500
Sevier County TN Public Building
Auth. (Local Govt. Public
Improvement Bonds) VRDO	3.600%	6/1/06	(10)	21,000	21,000
Sevierville TN Public Building Auth.
(Local Government Public
Improvement Bonds) VRDO	3.580%	6/1/06	(10)	44,000	44,000

					149,170

Texas (20.1%)
Harris County TX Health Fac. Dev.
Corp. Hosp. Rev. (Texas Medical
Center Project) VRDO	3.570%	6/1/06	(1)	11,300	11,300
Harris County TX Health Fac. Dev.
Corp. Rev. (Methodist Hosp.)
VRDO	3.570%	6/1/06		96,100	96,100
Harris County TX Health Fac. Dev.
Corp. Rev. (St. Luke's Episcopal
Hosp.) VRDO	3.570%	6/1/06		102,580	102,580
Harris County TX Health Fac. Dev.
Corp. Rev. (Young Men's Christian
Assn. of Greater Houston) VRDO	3.570%	6/1/06	LOC	11,465	11,465
Houston TX Higher Educ. Finance
Corp. (Rice Univ.) CP	3.430%	6/13/06		18,000	18,000
Houston TX Util. System Rev. TOB
VRDO	3.510%	6/7/06	(4)*	400	400
Lubbock TX Independent School
Dist. VRDO	3.470%	6/7/06		25,000	25,000
Pasadena TX Independent School
Dist. VRDO	3.470%	6/7/06	(4)	5,000	5,000
Red River TX Educ. Finance Rev.
(Texas Christian Univ.) VRDO	3.250%	6/7/06		13,000	13,000
Red River TX Educ. Finance Rev.
(Texas Christian Univ.) VRDO	3.250%	6/7/06		20,000	20,000
Southwest Texas Higher Educ.
Auth. Inc. (Southern Methodist
Univ.) VRDO	3.250%	6/7/06		42,350	42,350
Texas Public Finance Auth.
(Colonial Roadway Projects) CP	3.570%	8/7/06		11,500	11,500
Texas Public Finance Auth.

(Colonial Roadway Projects) CP	3.620%	9/13/06		10,250	10,250
Texas Turnpike Auth. Central Texas
Turnpike System Rev. VRDO	3.210%	6/7/06	(2)	6,600	6,600
Texas Water Dev. Board Rev.
VRDO	3.500%	6/1/06		22,030	22,030
Waco TX Educ. Finance Corp.
(Baylor Univ.) VRDO	3.280%	6/7/06	(10)	30,000	30,000

					425,575

Virginia (0.9%)
Roanoke VA IDA Hosp. Rev.
(Carilion Health System) VRDO	3.560%	6/1/06	(4)	18,830	18,830

Washington (0.0%)
Washington GO TOB VRDO	3.510%	6/7/06	*	500	500

Wisconsin (0.7%)
Wisconsin GO CP	3.470%	6/2/06		15,000	15,000

Total Municipal Bonds
(Cost $2,106,784)					2,106,784

Other Assets and Liabilities-Net
(0.5%)					10,821

Net Assets (100%)					2,117,605

* Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of these securities was
$360,540,000,representing 17.0% of net assets.

ARS - Auction Rate Security
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.

UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Vanguard Yorktown Liquidity Fund
Schedule of Investments
May 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Total Investments
(Cost $0)				0

Other Assets and Liabilities—Net (0.0%)				0

Net Assets (100%)				$0

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2006

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 20, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.